Accounts Receivable and Other Current Assets - Schedule of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of year	$ (68)	$ (58)
Credit loss expensed	(30)	(33)
Credit loss deferred	(31)	(13)
Write-offs, net of recoveries	55	35
Foreign exchange	(4)	1
Balance, end of year	$ (78)	$ (68)